AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")

          AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V,
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

   Supplement to OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!,
           OVERTURE BRAVO!, Corporate Benefit VUL, OVERTURE OVATION!,
      OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus,
            OVERTURE ACCLAIM!, OVERTURE ACCENT!, and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2002
                        Supplement Dated October 15, 2002

Effective November 1, 2002, AVLIC will add the portfolio described below to your Policy. The following information is added to your prospectus:

1. On Page 1 of each prospectus, and at all other places where the investment options of the Separate Account are listed, the following portfolio is added:

---------------------------- -------------------------------------------- ------------------------------------------
                                   Series Fund issuing the Subaccount
      Referred to as:                    underlying portfolios:                          Portfolio Advisor
---------------------------- -------------------------------------------- ------------------------------------------
DREYFUS                      Dreyfus Investment Portfolios                The Dreyfus Corporation
---------------------------- -------------------------------------------- ------------------------------------------

2.  The following information is added to the Subaccount Underlying Expenses chart:
-------------------------------------------------------------------------------------------------------------------
                                                                         Total                      Total Expenses
Subaccount's underlying            Management    12b-1     Other         Fund       Waivers and   after waivers and
Portfolio Name                        Fees       Fees      Fees          Fees       Reductions    reductions, if any
-------------------------------------------------------------------------------------------------------------------
 DREYFUS
-------------------------------------------------------------------------------------------------------------------
 o  MidCap Stock - Service Shares     0.75%      0.25%     0.17%         1.17%         0.17%           1.00% (1)
-------------------------------------------------------------------------------------------------------------------

(1) The Dreyfus Corporation has agreed, until December 31, 2002, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.00%.

3. The following information is added to the Examples of Expenses charts for each annuity listed:

----------------------------------------------------------------------------------------------------------------------
Dreyfus                         Surrender Policy at the      Annuitize Policy at the     Policy is neither surrendered
MidCap Stock - Service Shares   end of the time period.($)   end of the time period.($)      nor annuitized.($)
----------------------------------------------------------------------------------------------------------------------
Annuity                           1 Yr  3 Yr  5 Yr   10 Yr    1 Yr  3 Yr 5 Yr  10 Yr      1 Yr  3 Yr  5 Yr   10 Yr
----------------------------------------------------------------------------------------------------------------------
 OVERTURE Annuity II and III      $86   $138  $174   $284     $86   $78  $134  $284       $26   $78   $134   $284
----------------------------------------------------------------------------------------------------------------------
 OVERTURE Annuity III-Plus        $85   $138  $173   $282     $85   $78  $133  $282       $25   $78   $133   $282
----------------------------------------------------------------------------------------------------------------------
 OVERTURE ACCLAIM!                $24    $75  $128   $274     $24   $75  $128  $274       $24   $75   $128   $274
----------------------------------------------------------------------------------------------------------------------
 OVERTURE ACCENT!                $100   $142  $176   $229    $100   $62  $106  $229       $20   $62   $106   $229
----------------------------------------------------------------------------------------------------------------------
 OVERTURE MEDLEY!                $135   $244  $332   $538    $135  $164  $272  $538       $55  $164   $272   $538
----------------------------------------------------------------------------------------------------------------------
 OVERTURE MEDLEY!  (TSA)         $124   $213  $284   $454    $124  $133  $224  $454       $44  $133   $224   $454
----------------------------------------------------------------------------------------------------------------------

4. The following is added to each variable life and annuity prospectus Appendix A: Variable Investment Option Portfolios:

------------------------------------- ----------------------------------------- -----------------------------------
Separate Account
Portfolio                                       Investment Strategy                    Investment Objective
------------------------------------- -----------------------------------------------------------------------------
               DREYFUS                                Offered through Dreyfus Investment Portfolios
                                                           Advised by The Dreyfus Corporation
------------------------------------- ----------------------------------------- -----------------------------------
MidCap Stock - Service Shares         Normally invests at least 80% of its      Results that exceed the total
                                      assets in stocks of mid-size companies.   return performance of the S&P 400.
-------------------------------------------------------------------------------------------------------------------

This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company. If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.